Income Taxes - Income Tax Expense (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax [Abstract]
Current income tax charge	CAD 28	CAD 90
Adjustments to current income tax estimates	(31)	(91)
Provisions for (recovery of) income taxes. current	(3)	(1)
Relating to origination and reversal of temporary differences	83	(121)
Adjustments to deferred income tax estimates	(442)	150
Provisions for (recovery of) income taxes, deferred	CAD (359)	CAD 29